License Agreements - Additional Information (Detail)							6 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 15, 2015 USD ($)	Dec. 15, 2015 GBP (£)	Dec. 14, 2015 USD ($)	Oct. 16, 2012 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 GBP (£)	May. 31, 2015 USD ($)	May. 31, 2015 GBP (£)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 GBP (£)	Jan. 08, 2016 USD ($)	Nov. 30, 2015 GBP (£)
Commitments and Contingencies [Line Items]
Asset purchase, cash paid						$ 3,500,000
Asset Purchase Agreement Aggregate Consideration Paying Period							10 years	10 years	10 years	10 years
Accrued milestone payments							$ 2,500,000		$ 2,500,000
Maximum contingent payment							930,000							£ 600,000
Accrued license fees							$ 1,860,000		$ 930,000
Annual license fee | £								£ 300,000		£ 300,000
Progenics Pharmaceuticals, Inc.
Commitments and Contingencies [Line Items]
Royalty on every net sales									5.00%
Milestone Payments
Commitments and Contingencies [Line Items]
Royalty on every net sales							5.00%							5.00%
Development Milestone Payments
Commitments and Contingencies [Line Items]
Royalty on every net sales									7.50%
Asset Purchase Agreement Aggregate Consideration Paying Period							10 years	10 years	10 years	10 years
Minimum annual license maintenance fees							$ 150,000		$ 150,000
First dosing in a U.S. Phase 3 trial or non-US equivalent | Milestone Payments
Commitments and Contingencies [Line Items]
Payment to acquire other assets							1,500,000		1,500,000
First dosing in a U.S. Phase 3 trial or non-US equivalent | Development Milestone Payments
Commitments and Contingencies [Line Items]
Payment to acquire other assets							1,000,000		1,000,000
First US new drug application approval by the FDA or other non-U.S. approval | Milestone Payments
Commitments and Contingencies [Line Items]
Payment to acquire other assets							$ 5,000,000		5,000,000
First US new drug application approval by the FDA or other non-U.S. approval | Development Milestone Payments
Commitments and Contingencies [Line Items]
Payment to acquire other assets									500,000
FDA approval or approval by another non-U.S. equivalent regulatory body | Development Milestone Payments
Commitments and Contingencies [Line Items]
Payment to acquire other assets									$ 500,000
Royalty on every net sales							7.50%							7.50%
Scenario, Forecast
Commitments and Contingencies [Line Items]
License payment	$ 930,000	£ 600,000
Maximum contingent payment											$ 930,000	£ 600,000
Biologic License Application with the FDA or non-U.S. equivalent regulatory body | Development Milestone Payments
Commitments and Contingencies [Line Items]
Payment to acquire other assets							$ 500,000
Subsequent Event
Commitments and Contingencies [Line Items]
Accrued milestone payments													$ 1,500,000
License payment			$ 915,000	£ 600,000	$ 915,000